Stock Benefit Plans (Status Of Restricted Stock Awards) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Benefit Plans [Abstract]
Non-vested balance at January 1, 2012 (Shares)	51,700
Granted (Shares)	0
Vested (Shares)	(20,000)
Forfeited (Shares)	0
Non-vested balance at December 31, 2012 (Shares)	31,700
Non-vested balance at January 1, 2012 (Weighted Average Grant Date Fair Value)	$ 46.86
Granted (Weighted Average Grant Date Fair Value)	$ 0
Vested (Weighted Average Grant Date Fair Value)	$ 46.14
Forfeited Granted (Weighted Average Grant Date Fair Value)	$ 0
Non-vested balance at December 31, 2012 (Weighted Average Grant Date Fair Value)	$ 47.31